Finance Lease Receivables - Summary of Movement of Allowance for Finance Lease Receivables (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	$ 84,078,141	¥ 585,335,201	¥ 519,254,006
Additions/ reverse	310,154,833	2,159,235,919	1,143,414,087
Charge-offs	(174,626,996)	(1,215,718,219)	(1,077,332,892)
Balance at the end of the year	219,605,978	1,528,852,901	585,335,201
Evaluated for impairment on a portfolio basis	219,605,978		585,335,201	¥ 1,528,852,901
Financial Lease Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	4,131,893	28,765,413
Additions/ reverse	4,343,168	30,236,266	32,010,270
Charge-offs	(2,739,040)	(19,068,643)	(3,244,857)
Balance at the end of the year	5,736,021	¥ 39,933,036	28,765,413
Evaluated for impairment on a portfolio basis	$ 5,736,021		¥ 28,765,413	¥ 39,933,036